UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

       |_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                          Touchstone Funds Group Trust

               (Exact Name of Registrant as Specified in Charter)


                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202

 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 (800) 543-0407

                        (Area Code and Telephone Number)

                               Jay S. Fitton, Esq.
                                 JP Morgan Chase
                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
                                  513-362-8217

                     (Name and Address of Agent for Service)

                                   Copies to:

                               John M. Ford, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103
                                  215-963-5110

This Amendment to the Registration Statement on Form N-14 of Touchstone Funds Group Trust, filed with the Securities and Exchange Commission on April 13, 2007 (File No. 333-142114) is being filed to add Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

         It is proposed that this filing will become effective:

|X|   immediately upon filing pursuant to paragraph (b)

|_|   on _____ pursuant to paragraph (b)

|_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_|   on _____ pursuant to paragraph (a)(1)

|_|   75 days after filing pursuant to paragraph (a)(2)

|_|   on _____ pursuant to paragraph (a)(2)


PART C:  OTHER INFORMATION

ITEM 15.  INDEMNIFICATION:

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS:

(1)   CHARTER OF THE REGISTRANT

Registrant's Agreement and Declaration of Trust dated October 25, 1993 is incorporated by reference to Exhibit (a)(1) to the Registrant's Post-Effective Amendment No. 9 as filed with the Securities and Exchange Commission ("SEC") on November 24, 1998.

Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993 is incorporated by reference to Exhibit
(a)(2) to the Registrant's Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994 is incorporated by reference to Exhibit (a)(3) to the Registrant's Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997 is incorporated by reference to Exhibit (1)(d) to the Registrant's Post-Effective Amendment No. 5 as filed with the SEC on December 16, 1997.

Amended and Restated Agreement and Declaration of Trust dated October 8, 1998 is incorporated by reference to Exhibit (a)(5) to the Registrant's Post-Effective Amendment No. 9 as filed with the SEC on November 24, 1998.

Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated December 10, 1998 is incorporated by reference to Exhibit (a)(6) to the Registrant's Post-Effective Amendment No. 10 as filed with the SEC on January 27, 1999.

Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated March 24, 2004 is incorporated by reference to Exhibit (a)(7) to the Registrant's Post-Effective Amendment No. 18 as filed with the SEC on May 3, 2004.

Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated November 17, 2006 is incorporated by reference to Exhibit (a)(8) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007.

(2)   BYLAWS OF THE REGISTRANT

Amended and Restated By-Laws of the Trust, as revised November 18, 2004 are incorporated by reference to Exhibit (b) to the Registrant's Post-Effective Amendment No. 26 as filed with the SEC on April 14, 2005.

(3)   VOTING TRUST AGREEMENT

Not applicable.

(4)   AGREEMENT OF REORGANIZATION

The Agreement and Plan of Reorganization is incorporated by reference to Form N-14 as filed with the SEC on April 13, 2007.

(5)   INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

The rights of security holders are defined in the Amended and Restated Agreement and Declaration of Trust under the following sections:

Voting. All Shares of the Trust entitled to vote on a matter shall vote separately by series (and, if applicable, by class) that is, the Shareholders of each series (or class) shall have the right to approve or disapprove matters affecting the Trust and each respective Series (or class) as if the Series (or classes) were separate companies. There are, however, two exceptions to voting by separate Series (or classes). First if the Investment Company Act requires all Shares of the Trust to be voted in the aggregate without differentiation between the separate Series (or classes), then all the Trust's Shares shall be entitled to vote on a one-vote-per-Share basis. Second, if any matter affects only the interests of some but not all Series (or classes), then only the Shareholders of such affected Series (or classes) shall be entitled to vote on the matter.

Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series shall have the right to exchange said Shares for Shares of one or more other Series of Shares in accordance with such requirements and procedures as may be established by the Trustees.

(6)   INVESTMENT ADVISORY CONTRACTS

Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. dated February 17, 2006 is incorporated by reference to Exhibit (d)(1) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006.

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated February 17, 2006 is incorporated by reference to Exhibit
(d)(2) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006.

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Clover Capital Management, Inc. dated February 17, 2006 is incorporated by reference to Exhibit
(d)(3) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006.

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Chartwell Investment Partners dated February 17, 2006 is incorporated by reference to Exhibit (d)(4) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006.

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Hilliard Lyons Asset Management dated February 17, 2006 is incorporated by reference to Exhibit
(d)(5) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006.

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Pitcairn Investment Management dated February 17, 2006 is incorporated by reference to Exhibit
(d)(6) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006.

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management dated February 17, 2006 is incorporated by reference to Exhibit
(d)(7) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006.

Sub-Advisory Agreement between Touchstone Advisors, Inc. and AXA Rosenberg Investment Management dated February 17, 2006 is incorporated by reference to Exhibit (d)(8) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006.

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Diamond Hill Capital Management Inc. dated February 17, 2006 is incorporated by reference to Exhibit (d)(9) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006.

(7)   UNDERWRITING AND DISTRIBUTION CONTRACT

Distribution Agreement between the Registrant and Touchstone Advisors, Inc. is incorporated by reference to Exhibit (e)(1) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006.

Underwriter's Dealer Agreement is incorporated by reference to Exhibit (e)(2) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007.

(8)   BONUS OR PROFIT SHARING CONTRACTS

Not applicable.

(9)   CUSTODIAN AGREEMENTS

Amended and Restated Custodian Services Agreement between the Registrant and PFPC Trust Company as of July 22, 2004 is incorporated by reference to Exhibit
(g) of the Registrant's Post-Effective Amendment No. 27 as filed with the SEC on January 30, 2006.

(10)  RULE 12B-1 PLAN & RULE 18F-3 PLAN

Distribution  and Shareholder  Services Plan with respect to the Class II Shares
is   incorporated   by   reference  to  Exhibit   (m)(1)  to  the   Registrant's
Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007.

Distribution and Shareholder Services Plan for Class A Shares is incorporated by reference to Exhibit (m)(2) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007.

Distribution and Shareholder Services Plan for Class C Shares is incorporated by reference to Exhibit (m)(3) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007.

Shareholder Services Plan for Class Z Shares is incorporated by reference to Exhibit (m)(4) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007.

Amended and Restated Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit (n)(1) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO THE LEGALITY OF THE SECURITIES BEING REGISTERED)

Opinion and consent of Morgan, Lewis & Bockius LLP is incorporated by reference to Exhibit (11) to Form N-14 as filed with the SEC on April 13, 2007.

(12)  AN OPINION AND CONSENT OF COUNSEL (AS TO THE CERTAIN TAX CONSEQUENCES)

Opinion and consent of Morgan, Lewis & Bockius LLP is filed herewith.

(13)  OTHER MATERIAL CONTRACTS OF THE REGISTRANT

Form of Amended Administration Agreement between the Registrant and Touchstone Advisors, Inc. is incorporated by reference to Exhibit (h)(1) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007.

Form of Sub-Administration Agreement between Touchstone Advisors, Inc. and Integrated Investment Services, Inc. is incorporated by reference to Exhibit
(h)(2) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007.

Form of Transfer Agency Agreement between the Registrant and Integrated Investment Services, Inc. is incorporated by reference to Exhibit (h)(3) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007.

Form of Compliance Services Agreement between the Registrant and Integrated Investment Services, Inc. is incorporated by reference to Exhibit (h)(4) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on February 1, 2007

(14)  CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Consent of Ernst & Young LLP is incorporated by reference to Exhibit (14) to Form N-14 as filed with the SEC on April 13, 2007.

(15)  OMITTED FINANCIAL STATEMENTS

Not applicable.

(16)  POWER OF ATTORNEY

Powers of Attorney for Donald C. Siekmann, Phillip R. Cox, Robert E. Stautberg and Jill T. McGruder are incorporated by reference to Exhibit (q)(1) to the Registrant's Post-Effective Amendment No. 28 as filed with the SEC on September 21, 2006

Powers of Attorney for John F. Barrett, Richard L. Brenan, H. Jerome Lerner and John P. Zanotti are incorporated by reference to Exhibit (q)(2) to the Registrant's Post-Effective Amendment No. 30 as filed with the SEC on March 12, 2007.

(17)  ADDITIONAL EXHIBITS

Not applicable.

ITEM 17.  UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Cincinnati, State of Ohio, on the 23rd day of July, 2007.

TOUCHSTONE FUNDS GROUP TRUST                By: /s/ Jill T. McGruder
----------------------------                   ---------------------------------
        Registrant                             Jill T. McGruder
                                               President


As required by the Securities Act of 1933, this registration statement has been signed by the following person in the capacities and on the dates indicated.


         *                             Trustee                   July 23, 2007
---------------------------
Phillip R. Cox


         *                             Trustee                   July 23, 2007
---------------------------
Robert E. Stautberg


         *                             Trustee                   July 23, 2007
---------------------------
Donald C. Siekmann


         *                             Trustee                   July 23, 2007
---------------------------
John F. Barrett


         *                             Trustee                   July 23, 2007
---------------------------
Richard L. Brenan


         *                             Trustee                   July 23, 2007
---------------------------
H. Jerome Lerner


         *                             Trustee                   July 23, 2007
---------------------------
John P. Zanotti


/s/ Jill T. McGruder                   Trustee and               July 23, 2007
------------------------------         President
Jill T. McGruder


/s/ Terrie A. Wiedenheft              Controller and             July 23, 2007
------------------------              Treasurer
Terrie A. Wiedenheft


* By: /s/ Jay S. Fitton
      Jay S. Fitton
      (Attorney-in-Fact Pursuant to Power of Attorney)